Property and Equipment and Right of Use Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Foreign currency translation adjustments					$ 198,000
Depreciation and amortization expense			$ 3,199,299	$ 803,955	2,052,411	$ 566,110
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency translation adjustments	$ 28,000	$ 79,000	64,000	242,000
Depreciation and amortization expense	$ 1,881,000	$ 422,000	$ 3,199,000	$ 804,000
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Depreciation expense					$ 2,043,000	$ 460,000